REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS (Tables)	12 Months Ended
Sep. 30, 2013
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Schedule of real estate acquired in settlement of loans

	2013	2012

Residential real estate	$5,162,875	$2,798,934
Commercial real estate	3,069,637	15,860,009
	8,232,512	18,658,943
Less allowance for losses	(1,837,800)	(4,706,775)
Total	$6,394,712	$13,952,168

Schedule of allowance for losses on real estate acquired in settlement of loans

	2013	2012	2011

Balance, beginning of year	$4,706,775	$2,515,800	$1,651,100
Provision charged to non-interest expense	1,770,126	3,175,919	2,118,500
Charge-offs	(4,639,101)	(984,944)	(1,253,800)
Balance, end of year	$1,837,800	$4,706,775	$2,515,800